S000061847 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.56%	6.31%	9.99%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.33%
Retail Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.95%	2.51%	10.47%
Performance Inception Date			Apr. 30, 2018
Retail Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.95%	2.42%	10.33%
Performance Inception Date			Apr. 30, 2018
Retail Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.89%	1.92%	8.48%
Performance Inception Date			Apr. 30, 2018
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.28%	2.77%	10.75%
Performance Inception Date			Apr. 30, 2018
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.29%	2.77%	10.74%
Performance Inception Date			Apr. 30, 2018